Contingencies - Additional Information (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2020 CNY (¥) item
Loss Contingencies [Line Items]
Number of investors | item	15
Aggregate claim amount	¥ 58.0
Camsing Incident
Loss Contingencies [Line Items]
Percentage of investors accepted the settlement plan	67.50%
Percentage of outstanding fund agreed for settlement	70.00%
Investor's Outstanding Investments	¥ 3,400.0
Amount of liability on the litigation settlement	¥ 530.4